DEBT (Tables)	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Schedule of Debt

(In thousands of U.S. dollars)	Maturity Date	As of June 30, 2024	As of December 31, 2023
2022 Term Loan	July 2026	$159,688	$161,875
Note Payable	May 2024	—	968
2022 Revolving Credit Facility	July 2026	15,000	—
Unamortized debt issuance costs		(3,162)	(3,050)
Net carrying amount		$171,526	$159,793
Less: Current portion of long-term debt		(26,237)	(8,529)
Total long-term portion		$145,289	$151,264